Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Schedule of assets and liabilities measured at fair value

	December 31, 2018
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other assets (Note 12):
Biological assets	7,790	—	—	7,790
Other financial assets (Note 10):
Debt investments	67,079	—	—	67,079
Listed equity securities	2,523	2,523	—	—
Other financial liabilities (Note 19):
Derivative financial instruments - cross currency swap	(20,384)	—	(20,384)	—
Derivative financial instruments - interest rate swaps	(3,079)	—	(3,079)	—
Other liabilities (Note 21)
Contingent consideration in a business combinations	(26,222)	—	—	(26,222)

	December 31, 2017
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other assets (Note 12):
Biological assets	27,279	—	—	27,279
Other financial assets (Note 10):
Other	82,638	—	—	82,638
Other financial liabilities (Note 19):
Derivative financial instruments - cross currency swap	(33,648)	—	(33,648)	—
Derivative financial instruments - interest rate swaps	(4,392)	—	(4,392)	—

Schedule of changes fair value of biological assets classified at level 3 in the hierarchy

Level 3
US$'000
January 1, 2017	17,365
Gain recognised in profit or loss (Note 25.5)	7,504
Translation differences	2,410
December 31, 2017	27,279
Loss recognised in profit or loss (Note 25.5)	(7,615)
Disposal of biological assets	(12,168)
Translation differences	294
December 31, 2018	7,790